Segment Information - Schedule of Sales by Products and Services Offering (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue from External Customer [Line Items]
Net sales	$ 3,064.9	$ 3,259.7	$ 4,431.2	$ 4,285.6	$ 3,879.4
Critical infrastructure & solutions
Revenue from External Customer [Line Items]
Net sales	1,678.1	1,820.4	$ 2,632.6	$ 2,451.8	$ 2,136.5
Critical infrastructure & solutions | Restatement Adjustment
Revenue from External Customer [Line Items]
Net sales		(118.4)
Services & spares
Revenue from External Customer [Line Items]
Net sales	964.9	985.4
Services & spares | Restatement Adjustment
Revenue from External Customer [Line Items]
Net sales		28.1
Integrated rack solutions
Revenue from External Customer [Line Items]
Net sales	$ 421.9	453.9
Integrated rack solutions | Restatement Adjustment
Revenue from External Customer [Line Items]
Net sales		$ 90.3